Revenue from Contracts with Customers (Details Narrative) - Gravitics Inc [Member] - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 18, 2024	Mar. 25, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 27, 2026	Feb. 28, 2025
U.S. government contracts				$ 589	$ 867	$ 2,339
Contract with customer asset								the Company and Axiom executed a modification to the Axiom contract that revised the milestone payment schedule, including the addition of a $1.5 million project kickoff payment and a $6.0 million payment upon successful completion of a Preliminary Design Review (“PDR”), as defined in the Axiom contract. The total contract price was unchanged at $125.0 million. As the remaining goods and services were not distinct from the goods and services transferred prior to the modification, the modification was accounted for as part of the existing contract. Because the modification affected only the timing of milestone payments and did not change the transaction price or the estimated costs to complete, no cumulative catch-up adjustment to revenue was required.
Business combination contingent consideration amount of contingent consideration								Payment of the $6.0 million PDR milestone is contingent upon Axiom receiving additional equity funding from the lead investor of its initial Series D preferred funding (the “Funding Contingency”), may be paid in one or more installments in line with Axiom’s equity closings, and may not exceed 5% of such funding; any portion that cannot be paid due to the Funding Contingency will be added to a later contractual milestone payment, and accordingly the total transaction price of $125.0 million is not affected.
Revenue recognition milestone description			the Company had recognized cumulative revenue of approximately $1.9 million under the Axiom contract and had received cumulative milestone payments of approximately $3.2 million. The excess of payments received over cumulative revenue recognized resulted in a net contract liability of approximately $1.3 million, which is presented as deferred revenue in the accompanying condensed balance sheet
Revenue transaction price			$ 125,000		125,000
Contract fixed fee amount.							$ 30,000
Cumulative revenue					1,900
Received cumulative milestone					2,100
Contract liability					200
Billed Revenues [Member]
Gain Contingency			$ 500		5,500
Billed revenue					$ 500
Fixed-Price Contract [Member] | US Air Force Research Laboratory [Member]
U.S. government contracts		$ 1,700
Fixed-Price Contract [Member] | Axiom Space Inc [Member]
U.S. government contracts	$ 125,000